COHEN & STEERS INTERNATIONAL REALTY FUND, INC.

SCHEDULE OF INVESTMENTS

September 30, 2025 (Unaudited)

		Shares	Value
COMMON STOCK—REAL ESTATE	98.5%
AUSTRALIA	17.2%
DIVERSIFIED	16.2%
Charter Hall Group		380,502	$5,727,953
Goodman Group		899,939	19,520,149
Ingenia Communities Group		1,362,893	4,905,935
Mirvac Group		2,879,314	4,324,899
Stockland		2,499,282	10,121,101

			44,600,037

SELF STORAGE	1.0%
National Storage REIT		1,812,619	2,818,613

TOTAL AUSTRALIA			47,418,650

BELGIUM	3.9%
HEALTH CARE	1.7%
Aedifica SA		62,990	4,662,765

INDUSTRIALS	1.3%
VGP NV		11,050	1,233,757
Warehouses De Pauw CVA		98,687	2,465,576

			3,699,333

RESIDENTIAL	0.7%
Xior Student Housing NV(a)		52,055	1,787,620

SELF STORAGE	0.2%
Shurgard Self Storage Ltd.		17,681	669,458

TOTAL BELGIUM			10,819,176

CANADA	5.1%
INDUSTRIALS	1.5%
Dream Industrial Real Estate Investment Trust		459,790	4,106,624

RETAIL	3.6%
First Capital Real Estate Investment Trust		699,389	9,935,274

TOTAL CANADA			14,041,898

CHINA	0.6%
DATA CENTERS
GDS Holdings Ltd., (H Shares)(b)		328,500	1,691,900

FRANCE	5.7%
INDUSTRIALS	0.4%
ARGAN SA		14,669	1,097,051

OFFICE	0.2%
Gecina SA		5,328	533,581

RETAIL	5.1%
Klepierre SA		174,739	6,802,855
Mercialys SA		231,501	2,978,861
Unibail-Rodamco-Westfield		39,511	4,148,935

			13,930,651

TOTAL FRANCE			15,561,283

GERMANY	5.6%
INDUSTRIAL OFFICE	0.5%
Sirius Real Estate Ltd.		989,165	1,300,395

		Shares	Value
RESIDENTIAL	5.1%
LEG Immobilien SE		37,984	$3,019,091
TAG Immobilien AG		194,435	3,355,665
Vonovia SE		245,902	7,665,023

			14,039,779

TOTAL GERMANY			15,340,174

HONG KONG	8.6%
DIVERSIFIED	8.0%
Link REIT		1,472,010	7,566,278
Sun Hung Kai Properties Ltd.		728,127	8,720,364
Wharf Real Estate Investment Co. Ltd.		1,910,000	5,645,115

			21,931,757

OFFICE	0.6%
Hongkong Land Holdings Ltd.		262,800	1,663,524

TOTAL HONG KONG			23,595,281

JAPAN	24.9%
DIVERSIFIED	16.7%
Japan Metropolitan Fund Invest		7,827	6,017,716
KDX Realty Investment Corp.		2,426	2,764,181
Mitsubishi Estate Co. Ltd.		351,800	8,095,313
Mitsui Fudosan Co. Ltd.		1,231,876	13,436,224
Nomura Real Estate Master Fund, Inc.		5,618	6,093,432
Sumitomo Realty & Development Co. Ltd.		215,500	9,518,518

			45,925,384

HOTEL	1.5%
Invincible Investment Corp.		3,671	1,673,093
Japan Hotel REIT Investment Corp.		4,031	2,431,384

			4,104,477

INDUSTRIALS	3.2%
GLP J-REIT		1,556	1,436,211
Mitsui Fudosan Logistics Park, Inc.		2,404	1,727,999
Nippon Prologis REIT, Inc.		9,791	5,720,272

			8,884,482

OFFICE	2.1%
Japan Real Estate Investment Corp.		7,014	5,904,879

RESIDENTIAL	1.4%
Mitsui Fudosan Accommodations Fund, Inc.		4,266	3,807,770

TOTAL JAPAN			68,626,992

NETHERLANDS	0.4%
RETAIL
Eurocommercial Properties NV		30,128	942,658

NEW ZEALAND	0.8%
INDUSTRIALS
Goodman Property Trust		1,793,031	2,214,156

SINGAPORE	8.1%
DATA CENTERS	1.1%
Digital Core REIT Management Pte. Ltd.		6,363,600	3,022,710

DIVERSIFIED	3.7%
CapitaLand Integrated Commercial Trust		5,553,060	9,858,140
Suntec Real Estate Investment Trust		199,900	198,358

			10,056,498

		Shares	Value
HEALTH CARE	0.7%
Parkway Life Real Estate Investment Trust		616,155	$1,967,951

OFFICE	0.6%
Keppel REIT		2,114,900	1,655,916

RESIDENTIAL	0.9%
Centurion Accommodation REIT(b)		3,153,200	2,542,213

RETAIL	1.1%
Frasers Centrepoint Trust		1,681,882	3,024,898

TOTAL SINGAPORE			22,270,186

SPAIN	2.0%
DIVERSIFIED	1.2%
Merlin Properties Socimi SA		221,630	3,341,030

INFRASTRUCTURE	0.4%
Cellnex Telecom SA(c)		33,677	1,165,991

RESIDENTIAL	0.4%
Neinor Homes SA(b)(c)		47,342	963,790

TOTAL SPAIN			5,470,811

SWEDEN	3.6%
DIVERSIFIED	2.4%
Fastighets AB Balder, Class B(b)		561,982	4,019,785
Nyfosa AB		307,187	2,677,249

			6,697,034

INDUSTRIAL OFFICE	0.5%
Castellum AB		111,391	1,257,740

INDUSTRIALS	0.7%
Catena AB		18,687	849,553
Swedish Logistic Property AB, Class B(b)		258,258	1,127,465

			1,977,018

TOTAL SWEDEN			9,931,792

SWITZERLAND	3.0%
DIVERSIFIED
PSP Swiss Property AG		18,486	3,174,469
Swiss Prime Site AG		35,728	4,995,323

			8,169,792

UNITED ARAB EMIRATES	0.3%
OFFICE
TECOM Group PJSC		1,064,702	936,276

UNITED KINGDOM	8.7%
DIVERSIFIED	2.8%
British Land Co. PLC		142,116	665,521
Land Securities Group PLC		456,821	3,575,682
LondonMetric Property PLC		1,363,012	3,334,434

			7,575,637

HEALTH CARE	0.3%
Target Healthcare REIT PLC		658,146	856,816

INDUSTRIALS	3.1%
Segro PLC		278,020	2,450,599
Tritax Big Box REIT PLC		3,142,052	6,106,200

			8,556,799

		Shares	Value
OFFICE	0.4%
Great Portland Estates PLC		277,918	$1,190,463

RESIDENTIAL	0.2%
UNITE Group PLC		65,782	636,101

RETAIL	0.7%
Hammerson PLC, ($50 Par Value)		209,092	817,190
Supermarket Income REIT PLC		911,654	961,249

			1,778,439

SELF STORAGE	1.2%
Big Yellow Group PLC		152,518	1,993,780
Safestore Holdings PLC		156,836	1,387,910

			3,381,690

TOTAL UNITED KINGDOM			23,975,945

TOTAL COMMON STOCK (Identified cost—$215,127,471)			271,006,970

SHORT-TERM INVESTMENTS	0.6%
MONEY MARKET FUNDS
State Street Institutional Treasury Plus Money Market Fund, Premier Class, 4.07%(d)		843,321	843,321
State Street Institutional U.S. Government Money Market Fund, Premier Class, 4.09%(d)		844,000	844,000

TOTAL SHORT-TERM INVESTMENTS (Identified cost—$1,687,321)			1,687,321

TOTAL INVESTMENTS IN SECURITIES (Identified cost—$216,814,792)	99.1%		272,694,291
OTHER ASSETS IN EXCESS OF LIABILITIES	0.9		2,479,278

NET ASSETS	100.0%		$275,173,569

Glossary of Portfolio Abbreviations

REIT	Real Estate Investment Trust

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Schedule of Investments.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock—Real Estate	$271,006,970	$—	$—	$271,006,970
Short-Term Investments	—	1,687,321	—	1,687,321

Total Investments in Securities(e)	$271,006,970	$1,687,321	$—	$272,694,291

Note: Percentages indicated are based on the net assets of the Fund.

(a)

Securities exempt from registration under Regulation S of the Securities Act of 1933. These securities are subject to resale restrictions. Aggregate holdings amounted to $1,787,620 which represents 0.6% of the net assets of the Fund, of which 0.0% are illiquid.

(b)	Non–income producing security.
(c)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. Aggregate holdings amounted to $2,129,781 which represents 0.8% of the net assets of the Fund, of which 0.0% are illiquid.

(d)	Rate quoted represents the annualized seven–day yield.
(e)	Portfolio holdings are disclosed individually on the Schedule of Investments.

Sector Summary	% of Net Assets
Diversified	54.0
Industrials	11.0
Retail	10.9
Residential	8.7
Office	4.2
Health Care	2.7
Self Storage	2.4
Data Centers	1.7
Hotel	1.5
Industrial Office	1.0
Other (includes short-term investments)	1.9

100.0

COHEN & STEERS INTERNATIONAL REALTY FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 1. Portfolio Valuation

Investments in securities that are listed on the New York Stock Exchange (NYSE) are valued, except as indicated below, at the last sale price reflected at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price.

Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain non-U.S. equity holdings may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the over-the-counter (OTC) market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the investment advisor) to be OTC, are valued on the basis of prices provided by a third-party pricing service or third-party broker-dealers when such prices are believed by the investment advisor, pursuant to delegation by the Board of Directors, to reflect the fair value of such securities.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates fair value. Investments in open-end mutual funds are valued at net asset value (NAV).

The Board of Directors has designated the investment advisor as the Fund’s “Valuation Designee” under Rule 2a-5 under the Investment Company Act of 1940 (the 1940 Act). As Valuation Designee, the investment advisor is authorized to make fair valuation determinations, subject to the oversight of the Board of Directors. The investment advisor has established a valuation committee (Valuation Committee) to administer, implement and oversee the fair valuation process according to the policies and procedures approved annually by the Board of Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities for which market prices are unavailable, or securities for which the investment advisor determines that the bid and/or ask price or a counterparty valuation does not reflect market value, will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

Foreign equity fair value pricing procedures utilized by the Fund may cause certain non-U.S. equity holdings to be fair valued on the basis of fair value factors provided by a pricing service to reflect any significant market movements between the time the Fund values such securities and the earlier closing of foreign markets.

The Fund’s use of fair value pricing may cause the NAV of Fund shares to differ from the NAV that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous market for the investment or liability. The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•	Level 1 — quoted prices in active markets for identical investments
•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments may or may not be an indication of the risk associated with those investments. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

The levels associated with valuing the Fund’s investments as of September 30, 2025 are disclosed in the Fund’s Schedule of Investments.